SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2015 | shares	356,500
Granted | shares	296,000
Exercised | shares	28,355
Expired and forfeited | shares	58,000
Outstanding at December 31, 2015 | shares	566,145
Vested and expected to vest | shares	522,392
Exercisable at December 31, 2015 | shares	252,750
Weighted-average exercise price
Outstanding at January 1, 2015 | $ / shares	$ 1.68
Granted | $ / shares	1.24
Exercised | $ / shares	1.80
Expired and forfeited | $ / shares	1.83
Outstanding at December 31, 2015 | $ / shares	1.45
Vested and expected to vest | $ / shares	1.42
Exercisable at December 31, 2015 | $ / shares	$ 1.46
Weighted- average remaining contractual term (in years)
Granted	2 years 11 months 19 days
Outstanding at December 31, 2015	2 years 5 months 5 days
Vested and expected to vest	2 years 5 months 23 days
Exercisable at December 31, 2015	10 months 28 days
Aggregate intrinsic value
Outstanding at December 31, 2015 | $
Vested and expected to vest | $	$ (314,060)
Exercisable at December 31, 2015 | $	$ (156,300)